SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Pursuant to the original terms of redeemable convertible preferred share agreements (Note 8), if the Group had not consummated a Qualified IPO by December 31, 2024, which was out of the control of the Group, the preferred shareholders had the rights to request the Group to redeem all of the redeemable convertible preferred shares. The aggregate redemption amount for all redeemable convertible preferred shares by December 31, 2024 would be US$408.8 million (equivalent to RMB2,895.5 million). As a result, substantial doubt about the Company’s ability to continue as a going concern existed when issuance of the consolidated financial statement for the year ended December 31, 2023.

On October 7, 2024, the Company completed its IPO and all of the preferred shares were converted to Class A ordinary shares. The event and condition raising substantial doubt about the ability to continue as a going concern of the Company is sufficiently resolved upon the completion of the Company’s IPO.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, the VIE in which the Company, through its WFOE, has a controlling financial interest, and VIE’s wholly-owned subsidiaries.

All intercompany transactions and balances among the Company, its wholly-owned subsidiaries, the VIE, and the VIE’s wholly-owned subsidiaries have been eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Significant accounting estimates and assumptions reflected in the Company’s financial statements include, but not limited to the realization of deferred income tax assets and the fair value of share-based compensation awards. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience translation

(d) Convenience translation

Translations of balances in the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.2993 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

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Cash and cash equivalents

(e) Cash and cash equivalents

Cash consist of cash on hand and cash at bank. Cash equivalents represent deposits with original maturities of three months or less which are readily convertible to known amounts of cash. Cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	290,148	270,423
—Denominated in USD	380,856	299,877
Total cash and cash equivalents balances held at mainland PRC financial institutions	671,004	570,300
Financial institution in the United States
—Denominated in USD	4,922	19,663
Total cash balances held at the United States financial institution	4,922	19,663
Financial institutions in Hong Kong Special Administrative Region (“Hong Kong S.A.R.”)
—Denominated in RMB	4	11
—Denominated in USD	22,073	894
—Denominated in HKD	933	946
Total cash balances held at the Hong Kong S.A.R. financial institutions	23,010	1,851
Financial institutions in the Other Regions
—Denominated in Malaysian Ringgit	405	425
Total cash balances held at other regions financial institution	405	425
Cash on hand	50	119
Total cash and cash equivalents balances held at financial institutions	699,391	592,358

Cash and cash equivalents of a legal entity with financial institutions in the mainland of PRC, Hong Kong S.A.R. and the United States are insured by the government authorities up to RMB500, HKD500 and USD250 for each financial institution, respectively. As of December 31, 2023 and 2024, cash and cash equivalents amounted RMB699,391 and RMB592,358, respectively, of which RMB11,261 and RMB10,905 were insured by the government authorities, respectively. The Group has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on bank deposits with financial institutions. To limit exposure to credit risk, the Group primarily places bank deposits with large financial institutions in the PRC, Hong Kong and the United States with acceptable credit rating.

Restricted cash

(f) Restricted cash

Restricted cash represents cash deposits at an asset management institution in Hong Kong S.A.R., which can only be used to invest in bonds, securities and other portfolios pursuant to the asset management agreement. The Group’s restricted cash is classified as current assets based on the length of restricted period.

Investments

(g) Investments

Short-term investments

Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The wealth management products are unsecured with variable interest rates. The Company measures the short-term investments at fair value which is estimated based on quoted prices of similar products issued by banks at the end of each period. The change in fair value is recorded as investment income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, respectively.

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Long-term investments

The Group’s long-term investments consist of equity investments with readily determinable fair value and debt investments using fair value option. Investment in equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recorded in the changes in fair value of long-term investments.

Debt investments represent trust products issued by a trust company. The underlying investments are corporate bonds. The Group elects to apply fair value option for the debt investments. Changes in the fair value of the debt investments are recorded in the changes in fair value of long-term investments.

Property and equipment, net

(h) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Office leasehold improvement	Shorter of 3 years or lease term
Fixtures and electronic equipment	3-5 years
Software	1-5 years

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Leases

(i) Leases

The Group leases premise for offices under non-cancellable operating leases.

The Group adopted Accounting Standards Codification Topic 842, Leases (“ASC 842”) as of January 1, 2022, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2022, and has not recast the comparative periods presented in the consolidated financial statements. The adoption of ASC 842 requires the recognition of operating lease right-of-use assets and operating lease liabilities on the balance sheet. The Group elected the package of practical expedients that not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Group also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases.

The Group used its estimated incremental borrowing rate based on information available at the date of adoption in calculating the present value of its existing lease payments.

The operating lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease terms. The operating lease right-of- use assets are initially measured at cost, which comprises the initial amount of the operating lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease terms for operating leases.

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Value added taxes

(j) Value added taxes

The Company’s PRC subsidiaries and VIE are subject to value added tax (VAT). Revenue is generally subject to VAT at the rate of 13%, 6%, 3% and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

Fair value measurements

(k) Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, long-term investments, accounts receivable, receivable from third-party payment platforms and deposits included in prepayments and other current assets, accounts payable, accrued expenses and other current liabilities.

The Group measures short-term investments at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on quoted prices of similar products provided by issuers, and categorized in Level 2 of the fair value hierarchy. Long-term investments are equity investments with readily determinable fair value and debt investments. Debt investments are valued based on price of the debt investments quoted by the financial institution and categorized in Level 2 of the fair value hierarchy.

As of December 31, 2023 and 2024, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Group’s non-financial assets would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(l) Revenue recognition

Revenues from contracts with customers are recognized when control of the promised services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services, after deducting incentives to customers and excluding value added tax (“VAT”).

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Service revenue

The Group provides on-demand dedicated courier service to business and individual customers normally completed within an hour. Revenue from on-demand dedicated courier service represents the gross amount charged to customers for these services net of customer incentives and value added tax. As the services are typically completed within a short period in the same day, revenue is recognized when the delivery service is completed. Costs incurred with riders are recorded in cost of revenues.

Judgment is required in determining whether the Group is the principal or agent in transactions with customers and its network of registered riders. The Group has determined that it acts as a principal in the provision of on-demand dedicated courier service to customers.

Under the Group’s contracts with customers, the Group promises to deliver customers’ merchandise from origin to destination at a specified quality standard. All customers shall agree with the contract terms set by the Group when they place a delivery order. Substantially all customers are required to pay in full at the latest by the time the order is submitted, before a rider is assigned by the Group. As the contracts allow the customers but not the Group to cancel the order, the Group is obliged to fulfill the delivery service once an order is placed.

In order to fulfill its promise to provide delivery services at the specified quality standard, for each order the Group selects and assigns an appropriate rider from its network of registered riders to complete that particular request, optimizing the use of its overall riders pool and matching the specific needs of the customers and the location, vehicle type, experience and quality ratings of the riders. The Group’s network of registered riders comprises of high-performance riders, riders from outsourced delivery agencies and other riders. To optimize service quality, the Group identifies and enters into additional arrangements with a group of high-performance riders within its rider pool. Under such arrangements, these high-performance riders commit to provide a minimum number of weekly service order assignments, and cannot decline or disregard the orders assigned to them by the Group without penalty. In addition, the Group contracts with outsourced delivery agencies who send their riders to work for the Group during the contract period. Under these arrangements, the Group acquires a minimum amount of services from the outsourced delivery agencies during the specified period before any delivery orders from the Group’s customers are received. Other riders have the ability to disregard a delivery order without penalty.

As the primary obligor for delivery services under the contracts with customers, the Group is liable for loss or damage to customers’ merchandises during the delivery process and other quality issues associated with the delivery. The Group also purchases injury insurance for all riders providing delivery services on the Group’s behalf. The Group also has an implied promise to find a replacement in case of unexpected contingencies to ensure that the delivery is completed in a timely manner. Additionally, the Group has discretion over the amount of delivery fee charged to customers. The Group separately agrees with riders the amounts paid to them.

The Group recognizes customer advances and any other amounts collected prior to completing the delivery services as deferred revenue. Deferred revenue as of January 1, 2023 and 2024 were RMB39,049 and RMB51,945, respectively, which were all recognized as revenues for the years ended December 31, 2023 and 2024, respectively. The balance of RMB56,768 as of December 31, 2024 is expected to be recognized as revenues within one year. The Group conducts operations in China. Accounts receivables as of January 1, 2023 and 2024 were RMB12,775 and RMB12,115, respectively.

Customer incentives

The customer incentives mainly include (i) discounts to the customers who place a minimum amount of deposit in advance of delivery orders; and (ii) promotion coupons with limited validity period to existing or potential customers. All these incentives are discounts for future delivery transactions and are recorded as a deduction from the revenues upon usage by the customers.

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Cost of revenues

(m) Cost of revenues

Cost of revenues primarily consist of (i) riders’ remuneration and incentives to fulfill the Group’s delivery orders, (ii) transaction fees charged by third-party payment platform, (iii) staff cost, and (iv) rental, depreciation and other costs related to revenues.

Selling and marketing expenses

(n) Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) advertising expenses, (ii) share-based compensation, staff cost, rental and depreciation related to selling and marketing functions. Advertising expenses are expensed as incurred. The advertising expenses were RMB65,992, RMB22,481 and RMB24,014 for the years ended December 31, 2022, 2023 and 2024, respectively.

Research and Development Expenses

(o) Research and Development Expenses

Research and development expenses consist primarily of (i) share-based compensation, staff cost, rental and depreciation related to research and development functions, (ii) other expenses related to research and development functions. Research and development expenses are expensed as incurred.

Share-based compensation

(p) Share-based compensation

The Group grants share-based awards, mainly including share options and restricted share units to eligible employees and directors, which are subject to both service and performance conditions.

All share-based awards are measured at the grant-date fair value. For an equity classified award with both a service condition and an initial public offering (“IPO”) performance condition, the Group recognizes compensation expense on a tranche-by-tranche basis, when it is probable an IPO will be achieved. For an equity classified award with service conditions only, the Group recognizes compensation expense using straight-line method during the requisite service period, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date fair value of such award that is vested at that date.

The Company elects to recognize the effect of forfeitures in compensation cost when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Employee benefits

(q) Employee benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in the PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statement of comprehensive income (loss) amounted to RMB77,697, RMB76,282 and RMB76,961 for the years ended December 31, 2022, 2023 and 2024, respectively.

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Income taxes

(r) Income taxes

Current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not taxable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive income (loss) in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2023 and 2024, the Group did not have any unrecognized uncertain tax positions.

Government grants

(s) Government grants

Government grants primarily consist of financial subsidies received from various levels of local governments from time to time which are granted for general corporate purposes and to support the Group’s ongoing operations in the region, and compliance with specific policies promoted by the local governments. The grants are determined at the discretion of the relevant government authorities and there are no restrictions on their use. The government grants with certain conditions are recorded as liabilities when received and will be recorded as other income when the conditions are met.

Government grants in the form of cash amounting to RMB8,893, RMB73,852 and RMB36,532 were recorded as other income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, respectively, as certain Company’s subsidiaries met the revenue and tax payment targets in respective regions and there were no remaining commitment or contingencies. The balances of deferred government grants included in accrued expenses and other current liabilities are RMB7,976 and RMB7,976 as of December 31, 2023 and 2024, respectively, as a Company’s subsidiary did not meet the tax payment target in respective region.

Foreign currency

(t) Foreign currency

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiaries incorporated at Hong Kong S.A.R., and the United States is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as general and administrative expenses in the consolidated statement of comprehensive income (loss).

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The financial statements of the Company and its subsidiaries incorporated at Hong Kong S.A.R., and the United States are translated from US$ into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than deficits generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statement of comprehensive income (loss), and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in the consolidated statement of changes in shareholders’ equity (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Concentration and risk

(u) Concentration and risk

Concentration of customers and suppliers

There are no customers and suppliers individually represent greater than 10% of total revenues and total costs, respectively, of the Group for the years ended December 31, 2022, 2023 and 2024.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments, long term investments and receivable from third-party payment platforms.

The Group’s investment policy requires cash and cash equivalents, restricted cash, short-term investments and long term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions. The Group carefully considers and monitors the creditworthiness of third party-payment service providers to mitigate any risks associated with receivables due from third-party payment platforms.

Statutory reserves

(v) Statutory reserves

In accordance with the PRC Company Law, the Group’s PRC subsidiaries and VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund.

The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2022, 2023 and 2024, no appropriation was made to the statutory surplus fund and discretionary surplus fund by the Group’s PRC subsidiaries and VIE and VIE’s subsidiaries as these PRC companies had accumulated losses as determined under PRC GAAP for the years ended December 31, 2022, 2023 and 2024.

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Loss per share

(w) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, considering the accretion of redemption feature related to the Group’s redeemable convertible preferred shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little or no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Contingently issuable shares are included in the computation of basic and diluted net loss per share as of the date that all necessary conditions have been satisfied and issuance of the shares is no longer contingent.

Segment reporting

(x) Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer does not segregate the Group’s business by product or service lines. Management has determined that the Group has one operating segment, which is the on-demand dedicated courier service. The CODM assesses performance and decides how to allocate resources based on consolidated net income (loss) as reported on the consolidated statements of comprehensive income (loss). Significant segment expenses and other segment items are consistent with the financial information included in the consolidated statements of comprehensive income (loss). There are no other expense categories regularly provided to the CODM that are not already included in the consolidated statements of comprehensive income (loss). The measure of segment assets is reported on the balance sheets as total consolidated assets. Substantially all of the Group’s long-lived assets were derived in and located in the PRC.

Recent accounting pronouncements

(y) Recent accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”), which eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features and eliminates some of the conditions for equity classification in ASC 815-40 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and generally requires them to include the effect of share settlement for instruments that may be settled in cash or shares. ASU 2020-06 is effective for public business entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, it is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group adopted the new standard on January 1, 2024 and it did not have a material effect on its consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07 (“ASU 2023-07”), Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 on a retrospective basis. Early adoption is permitted. The Group adopted the accounting standard update on January 1, 2024 and it has no material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvement to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group plans to adopt ASU 2023-09 for the year beginning January 1, 2025 and does not expect the adoption of the new guidance to have a material impact on its consolidated financial statements other than the expanded footnote disclosure.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosure.